LEASE	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES
NOTE 11:-    LEASES

The Company has entered into operating lease agreements, primarily for office facilities located around the world. These leases expire at various dates through January 2044, including renewal options that are reasonably certain to be exercised. The Company's Headquarters Lease is its most significant lease.

The Company entered into a lease agreement for its new corporate headquarters in April 2019 (the "Headquarters Lease"). According to the Headquarters Lease, the landlord will construct approximately 80,000 square meters (approximately 861,112 square feet) in Tel Aviv, Israel (the "Premises"), which will be leased to the Company as its new corporate headquarters. The transfer of possession of the Premises to the Company took place in two phases. The initial lease term is 10 years, commencing upon the transfer of possession of the first phase of the Premises. The Company has options to extend the lease for additional periods of up to 15 years, most of which are at its sole discretion and were included in the lease term for accounting purposes, as their exercise was determined to be reasonably certain.

As of December 31, 2023, the Company occupies the entire Premises. The lease of the Premises commenced for accounting purposes in the second quarter of 2022 (for the first phase) and in the second quarter of 2023 (for the second phase).

The components of lease expense were as follows for the periods presented:

	Year ended December 31,
	2023	2022	2021
Operating and variable lease cost	$38,839	$36,679	$27,124
Short-term lease cost	1,916	2,405	1,619

Total operating lease cost	$40,755	$39,084	$28,743

The weighted-average remaining lease term and discount rate related to operating leases were as follows:

	December 31,
	2023	2022
Weighted average remaining lease term	17.88	14.63
Weighted average discount rate	5.7%	3.9%
NOTE 11:-    LEASES (Cont.)

Cash payments related to operating lease liabilities for the years ended December 31, 2023, 2022 and 2021, were $43,324, $45,051, and $27,124, respectively.

The maturities of the Company’s operating lease liabilities were as follows:

Fiscal years ending December 31,	December 31, 2023
2024	25,660
2025	39,673
2026	43,179
2027	46,237
2028	40,827
Thereafter	505,218

Total undiscounted lease payments	700,794

Less imputed interest	274,188

Total lease liabilities	$426,606

The Company subleases certain unused office space to third parties. Sublease income was immaterial for the years ended December 31, 2023, 2022 and 2021.

During the year ended December 31, 2023, the Company recorded an impairment charge of $25,525 for certain ROU assets. This impairment is attributed to leased office facilities that are no longer used for the Company’s business operation, part of which are being subleased. Refer to Note 18 for additional information.

During the years ended December 31, 2023 and 2022, the Company modified, or terminated, certain leases of office facilities in Ukraine due to the Russia-Ukraine conflict that began in February 2022. The Company also received certain rent concessions in connection with these leases. The impact on the Company's consolidated financial statements was immaterial.